Commitments And Contingencies (Environmental Remediation Liability Disclosure) (Details) (Pacific Gas And Electric Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Balance at December 31, 2011	$ 785
Transfer to regulatory account for recovery	150
Amounts not recoverable from customers	150
Less: Payments	(175)
Balance at December 31, 2012	910
Remediation Costs For Generation And Other Facilities And For Third-Party Disposal Sites [Member]
Long-term Purchase Commitment [Line Items]
Balance at December 31, 2012	$ 239